Large Company Growth Portfolio
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 82.3%	Shares	Value
Communication Services - 11.4%
Alphabet, Inc. - Class A(a)	14,512	$2,190,296
Alphabet, Inc. - Class C(a)	54,225	8,256,299
Liberty Media Corp.- Liberty Formula One - Class C(a)	10,415	683,224
Meta Platforms, Inc. - Class A	23,809	11,561,174
Netflix, Inc.(a)	6,552	3,979,226
Pinterest, Inc. - Class A(a)	34,683	1,202,460
Spotify Technology SA(a)	1,249	329,611
The Trade Desk, Inc. - Class A(a)	3,522	307,893
		28,510,183

Consumer Discretionary - 12.7%
Amazon.com, Inc.(a)	85,933	15,500,594
AutoZone, Inc.(a)	144	453,838
Booking Holdings, Inc.	95	344,649
Burlington Stores, Inc.(a)	3,604	836,813
Chipotle Mexican Grill, Inc.(a)	386	1,122,013
Deckers Outdoor Corp.(a)	114	107,304
DoorDash, Inc. - Class A(a)	3,627	499,510
DraftKings, Inc. - Class A(a)	15,656	710,939
eBay, Inc.	4,581	241,785
Ferrari NV	1,352	589,391
Grand Canyon Education, Inc.(a)	3,001	408,766
Lululemon Athletica, Inc.(a)	4,087	1,596,587
MercadoLibre, Inc.(a)	775	1,171,769
Mobileye Global, Inc. - Class A(a)	12,291	395,156
NIKE, Inc. - Class B	9,381	881,626
Ollie's Bargain Outlet Holdings, Inc.(a)	1,740	138,452
O'Reilly Automotive, Inc.(a)	134	151,270
PulteGroup, Inc.	1,005	121,223
RH(a)	387	134,777
Ross Stores, Inc.	4,085	599,515
Royal Caribbean Cruises Ltd.(a)	146	20,295
Starbucks Corp.	7,378	674,275
Tesla, Inc.(a)	3,027	532,116
The Home Depot, Inc.	4,784	1,835,142
The TJX Cos., Inc.	7,580	768,764
Toll Brothers, Inc.	2,033	263,009
TopBuild Corp.(a)	342	150,730
Tractor Supply Co.	2,506	655,870
Travel + Leisure Co.	4,841	237,015
Ulta Beauty, Inc.(a)	1,274	666,149
Williams-Sonoma, Inc.	154	48,900
		31,858,242

Consumer Staples - 2.5%
Celsius Holdings, Inc.(a)	2,279	188,975
Costco Wholesale Corp.	4,063	2,976,676
Monster Beverage Corp.(a)	38,022	2,253,944
Target Corp.	4,078	722,662
		6,142,257

Energy - 0.2%
Diamondback Energy, Inc.	2,405	476,599

Financials - 4.2%
American Express Co.	1,196	272,317
Apollo Global Management, Inc.	1,171	131,679
Arch Capital Group Ltd.(a)	1,515	140,047
Ares Management Corp. - Class A	1,385	184,177
Block, Inc.(a)	188	15,901
Blue Owl Capital, Inc. - Class A	10,088	190,260
Citigroup, Inc.	9,041	571,753
Mastercard, Inc. - Class A	1,917	923,170
MSCI, Inc.	1,443	808,729
S&P Global, Inc.	2,050	872,173
SLM Corp.	6,495	141,526
The Progressive Corp.	2,494	515,809
Tradeweb Markets, Inc. - Class A	486	50,627
Visa, Inc. - Class A	20,012	5,584,948
		10,403,116

Health Care - 11.8%
ABIOMED, Inc.(a)(b)	1,153	0
Acadia Healthcare Co., Inc.(a)	7,010	555,332
Akero Therapeutics, Inc.(a)	6,369	160,881
Align Technology, Inc.(a)	1,304	427,608
Amgen, Inc.	1,021	290,291
Boston Scientific Corp.(a)	18,475	1,265,353
Cardinal Health, Inc.	471	52,705
Cencora, Inc.	329	79,944
Chemed Corp.	221	141,867
Danaher Corp.	2,156	538,396
Edwards Lifesciences Corp.(a)	9,775	934,099
Eli Lilly & Co.	6,223	4,841,245
Exelixis, Inc.(a)	22,137	525,311
Genmab A/S - ADR(a)	12,537	374,982
IDEXX Laboratories, Inc.(a)	2,253	1,216,462
Immunovant, Inc.(a)	2,613	84,426
Incyte Corp.(a)	1,984	113,028
Intuitive Surgical, Inc.(a)	6,712	2,678,692
McKesson Corp.	1,262	677,505
Medpace Holdings, Inc.(a)	2,868	1,159,102
Mettler-Toledo International, Inc.(a)	352	468,614
Molina Healthcare, Inc.(a)	439	180,354
Natera, Inc.(a)	23,239	2,125,439
Nuvalent, Inc. - Class A(a)	2,148	161,293
Regeneron Pharmaceuticals, Inc.(a)	465	447,558
Stryker Corp.	1,661	594,422
The Cigna Group	610	221,546
UnitedHealth Group, Inc.	6,717	3,322,900
Vaxcyte, Inc.(a)	7,135	487,392
Veeva Systems, Inc. - Class A(a)	5,724	1,326,194
Vertex Pharmaceuticals, Inc.(a)	4,713	1,970,081
Viking Therapeutics, Inc.(a)	1,058	86,756
Waters Corp.(a)	1,333	458,859
Zoetis, Inc.	7,192	1,216,958
		29,185,595

Industrials - 5.4%
Advanced Drainage Systems, Inc.	91	15,674
AMETEK, Inc.	2,457	449,385
Armstrong World Industries, Inc.	2,822	350,549
Cintas Corp.	65	44,657
Copart, Inc.(a)	31,352	1,815,907
Eaton Corp. PLC	586	183,230
EMCOR Group, Inc.	2,189	766,588
Fastenal Co.	5,849	451,192
FTI Consulting, Inc.(a)	717	150,778
GFL Environmental, Inc.	40,164	1,385,658
HEICO Corp. - Class A	7,552	1,162,555
Otis Worldwide Corp.	10,751	1,067,252
Tetra Tech, Inc.	431	79,610
The Boeing Co.(a)	1,445	278,871
Trane Technologies PLC	1,208	362,642
TransDigm Group, Inc.	827	1,018,533
Trex Co., Inc.(a)	4,014	400,397
Uber Technologies, Inc.(a)	13,695	1,054,378
Verisk Analytics, Inc.	2,541	598,990
Vertiv Holdings Co. - Class A	12,215	997,599
Waste Management, Inc.	156	33,251
Westinghouse Air Brake Technologies Corp.	3,937	573,542
WW Grainger, Inc.	209	212,616
		13,453,854

Information Technology - 33.1%(c)
Adobe, Inc.(a)	4,810	2,427,126
Advanced Micro Devices, Inc.(a)	7,674	1,385,080
Amphenol Corp. - Class A	2,646	305,216
Apple, Inc.	55,269	9,477,528
Applied Materials, Inc.	1,704	351,416
AppLovin Corp. - Class A(a)	2,134	147,715
Arista Networks, Inc.(a)	7,222	2,094,236
ASML Holding NV - ADR	488	473,589
Autodesk, Inc.(a)	1,052	273,962
Broadcom, Inc.	2,525	3,346,660
Cadence Design Systems, Inc.(a)	3,179	989,559
Cloudflare, Inc. - Class A(a)	2,265	219,320
Crowdstrike Holdings, Inc. - Class A(a)	2,386	764,928
Datadog, Inc. - Class A(a)	236	29,170
Elastic NV(a)	308	30,874
Entegris, Inc.	2,293	322,258
EPAM Systems, Inc.(a)	947	261,524
Fortinet, Inc.(a)	10,762	735,152
GoDaddy, Inc. - Class A(a)	1,364	161,880
Intuit, Inc.	536	348,400
KLA Corp.	72	50,297
Lam Research Corp.	296	287,585
Manhattan Associates, Inc.(a)	4,580	1,146,053
Marvell Technology, Inc.	14,651	1,038,463
Micron Technology, Inc.	8,544	1,007,252
Microsoft Corp.	59,818	25,166,628
MongoDB, Inc.(a)	1,063	381,234
Monolithic Power Systems, Inc.	159	107,710
Motorola Solutions, Inc.	3,199	1,135,581
NetApp, Inc.	6,686	701,829
NVIDIA Corp.	20,360	18,396,482
Palantir Technologies, Inc. - Class A(a)	7,747	178,258
Palo Alto Networks, Inc.(a)	94	26,708
Pegasystems, Inc.	3,874	250,415
Pure Storage, Inc. - Class A(a)	1,010	52,510
QUALCOMM, Inc.	10,033	1,698,587
Roper Technologies, Inc.	936	524,946
Salesforce, Inc.	2,459	740,602
ServiceNow, Inc.(a)	2,257	1,720,737
Smartsheet, Inc. - Class A(a)	9,306	358,281
Snowflake, Inc. - Class A(a)	2,311	373,458
Synopsys, Inc.(a)	1,378	787,527
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,102	1,238,327
Texas Instruments, Inc.	4,286	746,664
Tyler Technologies, Inc.(a)	270	114,753
Workday, Inc. - Class A(a)	715	195,016
		82,571,496

Materials - 1.0%
Eagle Materials, Inc.	1,408	382,624
Martin Marietta Materials, Inc.	1,649	1,012,387
The Sherwin-Williams Co.	3,099	1,076,376
		2,471,387

Utilities - 0.0%(d)
Vistra Corp.	251	17,482
TOTAL COMMON STOCKS (Cost $103,583,744)		205,090,211

CORPORATE BONDS - 3.1%	Par	Value
Basic Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	54,000	54,172
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	59,000	57,807
Nutrien Ltd., 5.95%, 11/07/2025	83,000	83,611
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	97,000	89,888
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	65,000	57,840
		343,318

Communications - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	87,000	72,539
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	130,000	105,781
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	17,000	16,340
The Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	60,000	52,259
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 04/12/2024)	107,000	101,278
3.75%, 04/15/2027 (Callable 02/15/2027)	51,000	49,175
Verizon Communications, Inc.
2.10%, 03/22/2028 (Callable 01/22/2028)(e)	65,000	58,523
2.36%, 03/15/2032 (Callable 12/15/2031)	139,000	113,965
		569,860

Consumer Cyclical - 0.2%
American Honda Finance Corp., 1.20%, 07/08/2025	62,000	58,904
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	90,000	78,770
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	60,000	57,266
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	124,000	118,289
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	100,000	98,968
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	90,000	82,358
		494,555

Consumer Non-Cyclical - 0.5%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 12/15/2024)	109,000	107,460
Amgen, Inc., 3.20%, 11/02/2027 (Callable 08/02/2027)	101,000	95,294
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	212,000	207,997
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	130,000	106,556
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	51,000	47,160
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	86,000	81,377
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	14,000	13,837
Nestle Holdings, Inc., 5.25%, 03/13/2026 (f)	150,000	150,733
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	69,000	62,660
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	54,000	50,751
1.75%, 09/02/2027 (Callable 07/02/2027)	153,000	136,537
2.20%, 09/02/2030 (Callable 06/02/2030)	61,000	50,628
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(f)	104,000	95,701
		1,206,691

Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	97,000	88,854
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	65,000	58,056
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	65,000	59,554
MPLX LP
4.88%, 12/01/2024 (Callable 09/01/2024)	62,000	61,615
2.65%, 08/15/2030 (Callable 05/15/2030)	29,000	24,852
Ovintiv Exploration, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	86,000	85,677
Plains All American Pipeline LP, 4.65%, 10/15/2025 (Callable 07/15/2025)	86,000	84,914
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	50,000	49,875
		513,397

Financials - 1.3%
American Express Co., 2.25%, 03/04/2025 (Callable 02/01/2025)	60,000	58,301
Aviation Capital Group LLC, 6.38%, 07/15/2030 (Callable 05/15/2030)(f)	38,000	39,018
Bank of America Corp.
4.00%, 01/22/2025	63,000	62,051
0.98% to 04/22/2024 then SOFR + 0.69%, 04/22/2025 (Callable 04/22/2024)	160,000	159,389
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	279,000	257,235
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	42,000	39,938
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,081
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	147,000	126,742
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(f)	94,000	81,540
2.50%, 01/10/2030 (Callable 10/10/2029)(f)	37,000	31,991
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	83,000	75,804
Citigroup, Inc., 0.98% to 05/01/2024 then SOFR + 0.67%, 05/01/2025 (Callable 05/01/2024)	105,000	104,458
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	110,000	103,776
2.90%, 11/18/2026 (Callable 09/18/2026)	49,000	45,965
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	79,000	75,537
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	175,100
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	142,000	128,995
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	44,000	41,303
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	46,000	40,596
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	17,000	13,838
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	62,000	52,295
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	65,000	62,140
Morgan Stanley
1.16% to 10/21/2024 then SOFR + 0.56%, 10/21/2025 (Callable 10/21/2024)	94,000	91,484
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	196,000	189,036
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	159,000	146,857
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	105,000	96,233
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	31,000	25,233
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	92,000	90,817
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	5,000	4,783
Realty, Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	96,000	85,920
Royal Bank of Canada, 1.20%, 04/27/2026	70,000	64,654
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (e)(f)	63,000	59,014
The Bank of Nova Scotia, 2.70%, 08/03/2026	94,000	88,934
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	34,285
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	34,000	32,977
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	40,000	39,375
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	37,000	35,233
		2,874,928

Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	123,000	108,619
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	82,000	80,772
Parker-Hannifin Corp., 4.25%, 09/15/2027 (Callable 08/15/2027)	86,000	84,238
		273,629

Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	76,000	67,195
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	61,000	58,608
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	48,000	47,070
5.45%, 03/02/2028 (Callable 02/02/2028)	85,000	85,782
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	29,000	28,428
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)(e)	92,000	86,479
2.95%, 04/01/2030 (Callable 01/01/2030)	176,000	156,426
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	51,000	41,509
		571,497

Utilities - 0.3%
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	62,000	59,886
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	132,000	124,081
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	87,000	81,516
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	87,000	85,790
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	106,000	100,324
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	70,000	65,271
The AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	66,000	61,116
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025)(f)	89,000	87,193
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	57,000	57,059
		722,236
TOTAL CORPORATE BONDS (Cost $8,034,046)		7,570,111

OPEN-END FUNDS - 2.9%	Shares	Value
Voya VACS Series EMHCD Fund	156	1,639
Voya VACS Series HYB Fund	98,732	1,011,018
Voya VACS Series SC Fund - Class SC	618,291	6,386,948
TOTAL OPEN-END FUNDS (Cost $7,615,499)		7,399,605

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%	Par	Value
BBCMS Trust
Series 2020-BID, Class A, 7.58% (1 mo. Term SOFR + 2.25%), 10/15/2037 (f)	60,000	59,723
Series 2021-C10, Class XA, 1.28%, 07/15/2054 (Callable 05/15/2031)(g)(h)	982,517	63,073
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.76%, 09/15/2053 (Callable 10/15/2030)(g)(h)	984,034	62,141
Series 2021-B29, Class XA, 1.03%, 09/15/2054 (Callable 08/15/2031)(g)(h)	989,044	45,869
BX Trust
Series 2020-VKNG, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 10/15/2037 (f)	70,000	69,496
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039 (f)	200,000	198,937
Series 2023-XL3, Class A, 7.09% (1 mo. Term SOFR + 1.76%), 12/09/2040 (f)	200,000	201,125
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	200,000	192,680
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 04/25/2024)(f)(h)	213,225	163,434
DBJPM 20-C9 Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030)(g)(h)	701,153	36,483
DK Trust, Series 2024-SPBX, Class A, 6.85% (1 mo. Term SOFR + 1.50%), 03/15/2034 (f)	150,000	150,141
Federal Home Loan Mortgage Corp.
Series K110, Class X1, 1.70%, 04/25/2030 (Callable 04/25/2030)(g)(h)	396,893	30,811
Series K118, Class X1, 0.96%, 09/25/2030 (Callable 06/25/2030)(g)(h)	991,125	47,795
Series K123, Class X1, 0.77%, 12/25/2030 (Callable 10/25/2030)(g)(h)	1,390,746	55,359
Series K151, Class X1, 0.36%, 04/25/2030 (Callable 02/25/2030)(g)(h)	2,442,053	41,800
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class A, 6.84% (1 mo. Term SOFR + 1.54%), 03/15/2039 (f)	150,000	150,234
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/2034 (f)	180,000	139,606
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034 (f)	124,630	121,277
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 04/25/2024)(f)(h)	45,616	41,010
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 08/25/2028)(f)(h)	48,529	42,907
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 06/25/2027)(f)(h)	87,820	77,586
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2024)(f)(h)	8,847	8,169
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 07/25/2032)(f)(h)	67,257	60,011
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 06/25/2030)(f)(h)	64,712	56,374
Series 2021-INV7, Class A3A, 2.50%, 02/25/2052 (Callable 08/25/2040)(f)(h)	311,159	271,081
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 12/25/2043)(f)(h)	179,820	150,684
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 08/25/2035)(f)(h)	83,423	80,252
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class C, 2.93%, 11/05/2044 (f)(h)	275,000	179,514
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 01/25/2049)(f)(h)	100,000	61,763
Ready Capital Corp., Series 2021-FL5, Class B, 7.19% (1 mo. Term SOFR + 1.86%), 04/25/2038 (Callable 03/25/2025)(f)	350,000	345,924
Sequoia Mortgage Trust
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 07/25/2024)(f)(h)	2,136	2,091
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 12/25/2034)(f)(h)	5,571	5,171
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 12/25/2046)(f)(h)	200,000	140,373
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (f)	190,000	157,203
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034 (f)(h)	225,000	229,893
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 10/25/2039)(f)(i)	90,583	77,505
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 08/15/2024)(h)	180,000	167,279
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,445,368)		3,984,774

COLLATERALIZED LOAN OBLIGATIONS - 1.5%	Par	Value
Arbor Realty Trust, Inc.
Series 2021-FL2, Class B, 7.04% (1 mo. Term SOFR + 1.71%), 05/15/2036 (Callable 04/15/2024)(f)	350,000	345,149
Series 2021-FL3, Class C, 7.29% (1 mo. Term SOFR + 1.96%), 08/15/2034 (Callable 04/15/2024)(f)	275,000	264,392
Benefit Street Partners CLO Ltd., Series 2021-23A, Class A1, 6.67% (3 mo. Term SOFR + 1.34%), 04/25/2034 (Callable 04/25/2024)(f)	250,000	250,162
CIFC Funding Ltd.
Series 2021-1A, Class A1, 6.70% (3 mo. Term SOFR + 1.37%), 04/25/2033 (Callable 04/25/2024)(f)	250,000	250,132
Series 2022-1A, Class A, 6.64% (3 mo. Term SOFR + 1.32%), 04/17/2035 (Callable 04/17/2024)(f)	250,000	249,995
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 7.44% (1 mo. Term SOFR + 2.11%), 07/15/2039 (Callable 04/15/2024)(f)	275,000	260,149
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C, 7.29% (1 mo. Term SOFR + 1.96%), 07/16/2036 (Callable 04/16/2024)(f)	175,000	167,950
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 6.56% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 04/20/2024)(f)	300,000	299,970
Oaktree CLO Ltd., Series 2019-1A, Class A1R, 6.69% (3 mo. Term SOFR + 1.37%), 04/22/2030 (Callable 04/22/2024)(f)	250,000	249,816
Octagon Investment Partners Ltd., Series 2017-1A, Class A2R, 6.78% (3 mo. Term SOFR + 1.46%), 07/15/2029 (Callable 04/15/2024)(f)	250,000	249,991
OHA Credit Funding, Series 2019-4A, Class AR, 6.73% (3 mo. Term SOFR + 1.41%), 10/22/2036 (Callable 04/22/2024)(f)	500,000	500,228
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 6.72% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 05/14/2024)(f)	250,000	250,019
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 6.60% (3 mo. Term SOFR + 1.28%), 10/13/2032 (Callable 04/13/2024)(f)	489,975	490,352
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,858,747)		3,828,305

ASSET-BACKED SECURITIES - 1.3%	Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	62,101	58,646
Series 2016-1, 3.58%, 01/15/2028	3,859	3,605
Series 2016-2, 3.20%, 06/15/2028	28,329	25,931
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046 (Callable 04/20/2024)(f)	75,833	67,657
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 06/15/2027)	150,000	148,949
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 05/15/2027)	250,000	245,813
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (Callable 04/18/2024)(f)	102,267	91,083
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	180,452	149,028
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027 (Callable 12/18/2025)	100,000	94,088
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 01/16/2027)	200,000	199,484
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 03/15/2027)	150,000	152,301
IPFS Corp., Series 2021-A, Class A, 0.71%, 04/15/2026 (f)	100,000	99,837
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 12/15/2026)(f)	100,000	99,664
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(f)	119,414	105,963
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 03/20/2038)(f)	152,630	123,100
Marlette Funding Trust, Series 2021-1A, Class C, 1.41%, 06/16/2031 (Callable 03/15/2025)(f)	533	532
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 09/20/2029)(f)	246,278	229,958
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 08/20/2032)(f)	48,162	40,442
Navient Student Loan Trust
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 06/15/2028)(f)	53,345	46,656
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032)(f)	178,244	179,096
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(f)	150,000	152,405
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025)(f)	197,100	189,449
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025)(f)	150,000	141,981
Santander Consumer USA Holdings, Inc., Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 11/15/2027)	150,000	151,626
SoFi Consumer Loan Program Trust
Series 2021-1, Class B, 1.30%, 09/25/2030 (Callable 08/25/2024)(f)	75,542	75,298
Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 06/15/2025)(f)	23,070	23,057
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 10/25/2025)(f)	32,896	32,143
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(f)	172,565	159,619
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (f)	168,431	139,137
TOTAL ASSET-BACKED SECURITIES (Cost $3,406,451)		3,226,548

U.S. TREASURY OBLIGATIONS - 0.7%	Par	Value
United States Treasury Note/Bond
0.25%, 06/15/2024	172,000	170,225
0.75%, 11/15/2024	52,000	50,586
2.88%, 04/30/2025	9,000	8,800
3.00%, 07/15/2025	61,000	59,561
0.25%, 10/31/2025	55,000	51,219
4.63%, 02/28/2026	94,000	93,927
4.50%, 03/31/2026	195,000	194,512
4.13%, 06/15/2026	120,000	118,838
0.88%, 09/30/2026	156,000	142,740
1.50%, 01/31/2027	44,800	41,307
4.25%, 03/15/2027	322,000	320,490
2.75%, 04/30/2027	2,000	1,905
3.25%, 06/30/2027	2,400	2,318
4.25%, 02/28/2029	91,000	91,128
2.75%, 08/15/2032	19,000	17,044
4.13%, 11/15/2032	84,400	83,833
3.50%, 02/15/2033	178,900	169,452
4.00%, 02/15/2034	23,800	23,406
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,673,109)		1,641,291

TOTAL INVESTMENTS - 93.4% (Cost $132,616,964)		$232,740,845
Money Market Deposit Account - 4.6%(j)		11,405,942
Other Assets in Excess of Liabilities - 2.0%		5,007,723
TOTAL NET ASSETS - 100.0%		$249,154,510

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $203,526 which represented 0.1% of net assets.
(f)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $9,612,056 or 3.9% of the Fund’s net assets.

(g)	Interest only security.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 0.00%.

Large Company Growth Portfolio
Schedule of Open Futures Contracts
as of March 31, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(4)	06/18/2024	$458,438	$(2,102)
U.S. Treasury 10 Year Notes	(13)	06/18/2024	1,440,359	(8,778)
U.S. Treasury 2 Year Notes	(7)	06/28/2024	1,431,391	1,572
U.S. Treasury 5 Year Note	(7)	06/28/2024	749,109	(2,201)
U.S. Treasury Long Bonds	(8)	06/18/2024	963,500	(14,767)
U.S. Treasury Ultra Bonds	(3)	06/18/2024	387,000	(6,429)
				$(32,705)
Total Unrealized Appreciation (Depreciation)				$(32,705)

Large Company Growth Portfolio
Schedule of Total Return Swap Contracts
as of March 31, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Total Returns on Reference Entity	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
RUSSELL 1000 GROWTH TOTAL RETURN	Morgan Stanley	Receive	01/31/2025	(U.S. Federal Funds Rate + 0.48%)	Monthly	$43,629,009	$0	$5,410,113
							$0	$5,410,113

LARGE COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2024, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2024:

Large Company Growth Portfolio
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	205,090,211	–	0	(a)	205,090,211
Corporate Bonds	–	7,570,111	–		7,570,111
Open-End Funds	1,011,018	6,388,587	–		7,399,605
Collateralized Mortgage Obligations	–	3,984,774	–		3,984,774
Collateralized Loan Obligations	–	3,828,305	–		3,828,305
Asset-Backed Securities	–	3,226,548	–		3,226,548
U.S. Treasury Obligations	–	1,641,291	–		1,641,291
Total Assets	206,101,229	26,639,616	0	(a)	232,740,845

Other Financial Instruments*:
Assets
Total Return Swaps	5,410,113	–	–		5,410,113
Futures	1,572	–	–		1,572
Total Assets	5,411,685	–	–		5,411,685

Liabilities
Futures	(34,277)	–	–		(34,277)
Total Liabilities	(34,277)	–	–		(34,277)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for industry classifications.

(a)	Amount is less than $0.50.

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Large Company Growth Portfolio held a common stock that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totalling $0 as of March 31, 2024. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Growth Portfolio during the three months ended March 31, 2024, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio during the three months ended
March 31, 2024 and the value of such investments as of March 31, 2024 were as follows:
Fund	Value as of December 31, 2023	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of March 31, 2024	Income Distribution	Long-Term Capital Gain Distribution

Voya VACS Series EMHCD Fund . . .	$1,598	$25	$-	$-	$16	$1,639	$25	$-
Voya VACS Series HYB Fund . . . . .	997,468	19,370	-	-	(5,820)	1,011,018	19,306	-
Voya VACS Series SC Fund . . . . . . .	6,251,175	74,453	-	-	61,320	6,386,948	75,931	-
	$7,250,241	$93,848	$-	$-	$55,516	$7,399,605	$95,262	$-